Goodwill and Core Deposit Intangible, Net	12 Months Ended
Dec. 31, 2012
Goodwill and Core Deposit Intangible, Net
Note 9.	Goodwill and Core Deposit Intangible, Net

The Company reported goodwill from its acquisitions prior to 2010 in the amount of $11,222. There was no goodwill recorded during 2010 or 2011. During 2012, the Company recorded goodwill of $12,967 and $4,779 in conjunction with the acquisitions of I Bank and Community Group, respectively. In September 2012, goodwill was reduced by $254 as a result of the sale of the Copland, Texas branch office.

The gross carrying value and accumulated amortization of core deposit intangible is as follows:

	December 31,
	2012	2011	2010
Core deposit intangible	$6,374	$5,540	$5,540
Less accumulated amortization	(3,123)	(2,876)	(2,309)

	$3,251	$2,664	$3,231

Amortization of the core deposit intangible amounted to $656, $567 and $431 for the years ended December 31, 2012, 2011 and 2010, respectively.

The future amortization expense related to core deposit intangible remaining at December 31, 2012 is as follows:

First year	$703
Second year	584
Third year	346
Fourth year	325
Fifth year	325
Thereafter	968

$3,251